Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions

27	Related party transactions

Trading Transactions

The Directors consider BioConnection BV to be a related party by virtue of the fact that there is a common Director with the Company and the Director is identified as having significant influence over the entity. 2019 was the first year where this relationship existed.

During the year Group companies entered into the following transactions with related parties who are not members of the Group.

	Purchase of good			Amounts owed by related parties
	2022 €’000	2021 €’000	2020 €’000	2022 €’000	2021 €£’000	2020 €’000
BioConnection BV	–	–	296	–	–	–

During 2019 Midatech Pharma (Espana) SL entered into a commercial contract with BioConnection BV in connection with the Group’s MTD201 program, this contract was subsequently terminated in 2020 as a result of the termination of the program.

The Group has not made any allowances for bad or doubtful debts in respect of related party debtors nor has any guarantee been given or received during 2022, 2021 or 2020 regarding related party transactions.